Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 12,358	$ 5,794
Percent of Total, Trading container sales proceeds	100.00%	100.00%
Percent of Total, Gain on sale of containers, net	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 7,611	$ 9,585
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 2,207	$ 1,100
Percent of Total, Trading container sales proceeds	54.80%	28.40%
Percent of Total, Gain on sale of containers, net	17.90%	19.00%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 4,170	$ 2,721
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 1,841	$ 2,446
Percent of Total, Trading container sales proceeds	23.30%	60.20%
Percent of Total, Gain on sale of containers, net	14.90%	42.20%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 1,776	$ 5,778
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 8,310	$ 1,044
Percent of Total, Trading container sales proceeds	21.90%	11.30%
Percent of Total, Gain on sale of containers, net	67.20%	18.00%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 1,665	$ 1,081
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 1,204
Percent of Total, Trading container sales proceeds		0.10%
Percent of Total, Gain on sale of containers, net		20.80%
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 5